June 30, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:         Ms. Patsy Mengiste
              Document Control - EDGAR

Re:           AXP Bond Fund, Inc.
              File No. 2-51586/811-2503

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP BOND FUND, INC.


/s/  Leslie L. Ogg
     Leslie L. Ogg
     Vice President, General Counsel and Secretary

LLO/BS/lal